28 Other Accounts Payable	12 Months Ended
Dec. 31, 2020
Other Accounts Payable [Abstract]
Other Accounts Payable
28	Other Accounts Payable

	12.31.2020	12.31.2019
Fair value in the purchase and sale of power (Note 35.2.12)	343,406	251,973
Generation deviation - wind projects (Note 35.2.11)	94,089	-
Public lighting rate collected	48,188	38,805
Customers	44,508	43,024
Obligations to customers in gas sales operations (a)	29,508	39,665
Aneel Order No. 084/2017 provision	29,174	26,008
Pledges in guarantee	16,409	9,257
Investment acquisition	14,169	13,294
Financial offset for the use of water resources	9,799	12,535
Reimbursements to customer contributions	4,893	4,887
Derivatives fair value - forward contract (Note 35.2.3 - b)	-	1,203
Other liabilities	71,143	58,218
	705,286	498,869
Current	235,400	149,407
Noncurrent	469,886	349,462
(a) Refers to amounts paid for the purchase of contracted gas volumes not yet taken by customers.